RELATED PARTY TRANSACTIONS AND BALANCES (Schedules of Balances and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balances with related parties:
Other accounts payable and accrued expenses (Note 5)	$ 10	$ 10
Amounts charged by related parties:
Cost of revenues	44	37	$ 33
Operating expenses	125	148	197
Total amounts charged by related parties	$ 169	$ 185	$ 230